Label	Element	Value
Lazard US High Yield ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard US High Yield ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return from a combination of capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate, which was the portfolio turnover rate of the Portfolio’s predecessor portfolio, Lazard US High Yield Portfolio, a series of The Lazard Funds, Inc., was 14% of the average value of its portfolio.

Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the U.S. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”). The Portfolio considers a company or issuer to be tied economically to the U.S. if: (i) the company/issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Investments are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector.

The Portfolio may invest up to 20% of its assets in other investments which need not be fixed-income securities as described above and need not be tied economically to the U.S.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below reflect the performance of the Institutional Class shares of the Predecessor Portfolio. The bar chart shows the Predecessor Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests over the past 10 calendar years. Updated performance information for the Predecessor Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	the Portfolio commences operations, the Predecessor Portfolio, Lazard US High Yield Portfolio, a series of The Lazard Funds, Inc., will transfer its assets and liabilities to the Portfolio in a tax-free reorganization (the “Reorganization”). The Portfolio and the Predecessor Portfolio have the identical investment objective, fundamental investment policies and investment strategy. However, ETFs, such as the Portfolio, are structurally different from mutual funds, such as the Predecessor Portfolio, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below reflect the performance of the Institutional Class shares of the Predecessor Portfolio. The bar chart shows the Predecessor Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests over the past 10 calendar years. Updated performance information for the Predecessor Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns As of December 31, 2025
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:
2020, Q2	7.80%

Worst Quarter:
2020, Q1	-9.80%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Institutional Shares of the Predecessor Portfolio. After-tax returns of the Predecessor Portfolio’s other share classes may vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Lazard US High Yield ETF | Principal Investment Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard US High Yield ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard US High Yield ETF | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Lazard US High Yield ETF | Issuer Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Lazard US High Yield ETF | Fixed-Income and Debt Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Lazard US High Yield ETF | Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk: Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Lazard US High Yield ETF | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Lazard US High Yield ETF | Securities Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Lazard US High Yield ETF | Cash Transaction Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash Transaction Risk: To the extent the Portfolio sells Portfolio securities to meet some or all of a redemption request with cash, the Portfolio may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in kind. As a result, the Portfolio may pay out higher annual capital gain distributions than if the in-kind redemption process were used. Additionally, the Portfolio may incur additional brokerage costs related to buying and selling securities if it utilizes cash as part of a creation or redemption transaction than it would if the Portfolio had transacted entirely in-kind. The Portfolio imposes transaction fees to offset all or a part of the costs associated with utilizing cash as part of a creation or redemption transaction. To the extent that the transaction fees do not offset the costs associated with a cash transaction, the Portfolio performance may be negatively impacted.

Lazard US High Yield ETF | Authorized Participant Concentration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with the Portfolio. The Portfolio has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Portfolio has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Portfolio and no other authorized participant creates or redeems, Shares may trade at a discount to net asset value and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Lazard US High Yield ETF | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: Certain shareholders, including other funds advised by the Investment Manager, may from time to time own a substantial amount of the Portfolio’s shares. In addition, a third party investor, the Investment Manager or an affiliate of the Investment Manager, an Authorized Participant, a market maker, or another entity may invest in the Portfolio and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions of a large number of Portfolio shares could require the Portfolio to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Portfolio to make taxable distributions to its shareholders earlier than the Portfolio otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions (to the extent redemptions are effected in cash), diluting its investment returns. These large redemptions may also force the Portfolio to sell portfolio securities when it might not otherwise do so, which may negatively impact the Portfolio’s net asset value, increase the Portfolio’s brokerage costs and/or have a material effect on the market price of the Portfolio shares.

Lazard US High Yield ETF | Market Trading Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading Risk: The net asset value of the Portfolio and the market price of your investment in Portfolio shares may fluctuate. Market prices of Portfolio shares may fluctuate, in some cases significantly, in response to the Portfolio’s net asset value, the intraday value of the Portfolio’s holdings and supply and demand for shares. The Portfolio faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. In addition, because liquidity in certain underlying securities may fluctuate, shares may trade at a larger premium or discount to net asset value than shares of other kinds of ETFs. If a shareholder purchases shares at a time when the market price is at a premium to the net asset value or sells shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the shares, respectively. Additionally, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Portfolio’s underlying holdings.

Where all or a portion of the Portfolio’s underlying securities trade in a market that is closed when the market in which the Portfolio’s shares are listed and trading is open, there may be differences between the last quote from the security’s closed foreign market and the value of the security during the Portfolio’s domestic trading day, and liquidity in such securities may also be reduced after the applicable closing times. This in turn could lead to differences between the market price of the Portfolio’s shares and the underlying value of those shares and widened bid-ask spreads or fixing or settlement times.

Lazard US High Yield ETF | No Guarantee of Active Trading Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

No Guarantee of Active Trading Market Risk: There can be no assurance that an active trading market for Portfolio shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in stressed market conditions because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Portfolio’s market price and its underlying net asset value.

Lazard US High Yield ETF | Trading Issues Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Trading Issues Risk: Trading in Portfolio shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in shares on the listing exchange inadvisable. In addition, trading in shares on the listing exchange is subject to trading halts caused by extraordinary market volatility pursuant to the listing exchange “circuit breaker” rules. In the event of a trading halt or unanticipated early closing of the listing exchange, a shareholder may be unable to purchase or sell shares of the Portfolio. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met or will remain unchanged.

Lazard US High Yield ETF | Limited Operating History Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Limited Operating History Risk: The Portfolio has not commenced operations. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Portfolio achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Portfolio, which may be subject to heightened volatility. In addition, there can be no assurance that the Portfolio will grow to or maintain an economically viable size.

Lazard US High Yield ETF | Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.44%
Lazard US High Yield ETF | ICE BofA US High Yield Index(reflects no deduction for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.45%
Lazard US High Yield ETF | Lazard US High Yield ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 493
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.80%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(9.80%)
Annual Return [Percent]	oef_AnnlRtrPct	10.09%
Annual Return [Percent]	oef_AnnlRtrPct	5.09%
Annual Return [Percent]	oef_AnnlRtrPct	(2.73%)
Annual Return [Percent]	oef_AnnlRtrPct	13.34%
Annual Return [Percent]	oef_AnnlRtrPct	4.96%
Annual Return [Percent]	oef_AnnlRtrPct	2.86%
Annual Return [Percent]	oef_AnnlRtrPct	(10.11%)
Annual Return [Percent]	oef_AnnlRtrPct	10.65%
Annual Return [Percent]	oef_AnnlRtrPct	5.31%
Annual Return [Percent]	oef_AnnlRtrPct	10.46%

[1]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.